Schedule of provisions (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Provisions [abstract]
Employee entitlements	$ 43	$ 11	$ 502
Fiscal	2,193	2,038	1,174
Litigation	811	181
Warranty			102
Total current provisions	3,047	2,230	1,778
Employee entitlements	17	13	76
Litigation		44
Total non-current provisions	17	57	76
Total provisions	$ 3,064	$ 2,287	$ 1,855